Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of classes of share capital [Line Items]
Beginning balance		$ 1,558,932	$ 1,405,462	$ 77,609
Shares issued during the year on exercise of share based awards		40,033	44,860	26,849
Ending balance		1,357,368	1,558,932	1,405,462
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		52	46	21
Ending balance		52	52	46
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		1,960,691	1,607,373	248,732
Ending balance		$ 1,977,318	$ 1,960,691	$ 1,607,373
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	59,343,426	52,706,194
Shares issued during the year on exercise of share based awards	[1]	960,418	1,137,232
Issue of ordinary shares in placement offer, net of issuance costs	[1]		5,500,000
Ending balance	[1]	60,303,844	59,343,426	52,706,194
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 31	$ 27
Shares issued during the year on exercise of share based awards	[1]		1
Issue of ordinary shares in placement offer, net of issuance costs	[1]		3
Ending balance	[1]	31	31	$ 27
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	651,576	428,600
Shares issued during the year on exercise of share based awards	[1]	16,627	27,462
Issue of ordinary shares in placement offer, net of issuance costs	[1]		195,514
Ending balance	[1]	$ 668,203	$ 651,576	$ 428,600
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	42,638,206	38,971,539
Issue of ordinary shares in placement offer, net of issuance costs	[1]		3,666,667
Ending balance	[1]	42,638,206	42,638,206	38,971,539
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 21	$ 19
Issue of ordinary shares in placement offer, net of issuance costs	[1]		2
Ending balance	[1]	21	21	$ 19
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	1,309,115	1,178,773
Issue of ordinary shares in placement offer, net of issuance costs	[1]		130,342
Ending balance	[1]	$ 1,309,115	$ 1,309,115	$ 1,178,773

[1]	Par value of USD 0.0005 per share